Equity (Details) - USD ($)																1 Months Ended	12 Months Ended
		Dec. 10, 2024	Sep. 10, 2024	Aug. 15, 2024	Aug. 05, 2024	May 09, 2024	Jan. 17, 2024	Jan. 12, 2024	Jan. 07, 2024	Dec. 01, 2023	Jun. 15, 2023	Jun. 05, 2023	Feb. 15, 2023	Jan. 20, 2023	Dec. 23, 2022	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	May 22, 2024
Equity [Line Items]
Sale of shares																	40,470,084
Common stock, par value (in Dollars per share)																				$ 0.001
Price per share (in Dollars per share)									$ 1.51
Aggregate amount (in Dollars)					$ 1,500,000													$ 1,420,000	$ 2,350,000
Proceed amount (in Dollars)																			$ 2,050,000
Service fees (in Dollars)											$ 237,500
Preferred stock, shares authorized																	2,000,000	2,000,000		2,000,000
Preferred stock, par value (in Dollars per share)																	$ 0.001	$ 0.001
Restricted stock																	732,700
Price per unit (in Dollars per share)								$ 1.5
Exercise price (in Dollars per share)								$ 1.5									$ 0.001
Common stock payment received percentage																	5.00%
Aggregate purchase price (in Dollars)
Percentage of share subscribed																	5.00%
Recognised share based compensation expenses (in Dollars)																	$ 1,355,800
Services expenses (in Dollars)																	$ 146,400
Authorized to issue shares																	120,000
Issued warrants							2,490,000
Relative fair value of warrants (in Dollars)							$ 1,867,400
Warrants expiration period					5 years
Warrant [Member]
Equity [Line Items]
Each one unit shares issued							1
Exercise price (in Dollars per share)							$ 1.5
Pre-Funded Warrants [Member]
Equity [Line Items]
Sale of shares					340,909												340,909
Issuance of shares			340,909
Exercise price (in Dollars per share)					$ 0.001
Series A Common Stock Warrants [Member]
Equity [Line Items]
Common stock, shares issued					26,720
Sale of shares					681,818
Exercise price (in Dollars per share)					$ 2.2
Series B Common Stock Warrants [Member]
Equity [Line Items]
Common stock, shares issued					88,766
Sale of shares					681,818
Exercise price (in Dollars per share)					$ 2.2
Warrant term					5 years
Minimum [Member]
Equity [Line Items]
Common stock, shares authorized																				40,000,000
Maximum [Member]
Equity [Line Items]
Common stock, shares authorized																				77,000,000
Common Stock [Member]
Equity [Line Items]
Common stock, shares authorized																			40,000,000	75,000,000
Common stock, shares outstanding																			26,484,055
Common stock, shares issued																			26,484,055
Sale of shares									1,500,000							340,909
Common stock, par value (in Dollars per share)															$ 0.001
Price per share (in Dollars per share)					$ 2.2	$ 2.2									$ 1.3
Issuance of shares													5,079,999
Proceed amount (in Dollars)													$ 6,600,000
Common Stock [Member] | Pre-Funded Warrants [Member]
Equity [Line Items]
Exercise price (in Dollars per share)					$ 0.001
Common Stock [Member] | Series A Common Stock Warrants [Member]
Equity [Line Items]
Sale of shares					681,818
Exercise price (in Dollars per share)					$ 2.2
Common Stock [Member] | Series B Common Stock Warrants [Member]
Equity [Line Items]
Sale of shares					681,818
Exercise price (in Dollars per share)					$ 2.2
Preferred Stock [Member]
Equity [Line Items]
Preferred stock, shares authorized																	10,000,000
Preferred stock, par value (in Dollars per share)																	$ 0.001			$ 0.001
Redomicile Merger [Member]
Equity [Line Items]
Common stock, shares outstanding																	1
Fun Verse [Member]
Equity [Line Items]
Issuance of shares									1,500,000
Acquisition of equity interest, percentage				40.00%					60.00%
Share consideration				1,500,000
Third-Party [Member]
Equity [Line Items]
Issuance of shares												160,577
Honor Related LLC [Member]
Equity [Line Items]
Restricted stock										30,000							120,000
Honor Related LLC [Member] | Restricted Stock [Member]
Equity [Line Items]
Common stock, par value (in Dollars per share)										$ 0.001
MPU Cayman [Member]
Equity [Line Items]
Preferred stock, shares authorized																	10,000,000
Preferred stock, par value (in Dollars per share)																	$ 0.001
Aggregate purchase price (in Dollars)																	$ 120,000
General and Administrative Expense [Member]
Equity [Line Items]
Share-based compensation to non-employees																	57,077
Services expenses (in Dollars)																	$ 120,000
Purchase Agreement [Member]
Equity [Line Items]
Sale of shares														4,314,615	5,280,000
Subscription Agreement [Member]
Equity [Line Items]
Common stock, par value (in Dollars per share)						$ 0.001
Issuance of shares						1,681,817
Number of Units Purchased								2,490,000
Aggregate amount (in Dollars)								$ 3,735,000
Each one unit shares issued								1
Aggregate purchase price (in Dollars)						$ 3,700,000
Purchase of aggregate shares																	84,091
Subscription Agreement [Member] | Warrant [Member]
Equity [Line Items]
Each one unit shares issued								1
Finder’s Agreement [Member]
Equity [Line Items]
Issuance of shares																	124,000
Class A ordinary shares [Member]
Equity [Line Items]
Common stock, shares authorized	[1]																100,000,000	40,000,000
Common stock, shares outstanding	[1]																34,536,384	31,724,631
Sale of shares				1,500,000
Common stock, par value (in Dollars per share)	[1]																$ 0.001	$ 0.001
Repurchase shares		5,933,700
Class A ordinary shares [Member] | Common Stock [Member]
Equity [Line Items]
Common stock, shares authorized																	100,000,000
Common stock, shares outstanding																	34,536,384
Common stock, shares issued																	34,536,384
Common stock, par value (in Dollars per share)																	$ 0.001
Issuance of shares	[2]
Share consideration	[2]																1,500,000
Aggregate purchase price (in Dollars)	[2]
Purchase of aggregate shares	[2]																	160,577
Share-based compensation to non-employees	[2]																57,077
Services expenses (in Dollars)	[2],[3]
Repurchase shares	[2]																(5,933,700)
Class A ordinary shares [Member] | MPU Cayman [Member]
Equity [Line Items]
Common stock, shares authorized																	100,000,000
Common stock, shares outstanding																	1
Common stock, shares issued																	1
Class B ordinary shares [Member]
Equity [Line Items]
Common stock, shares authorized	[1]																10,000,000
Common stock, shares outstanding	[1]																5,933,700
Common stock, par value (in Dollars per share)	[1]																$ 0.001	$ 0.001
Issuance of shares		5,933,700
Class B ordinary shares [Member] | Common Stock [Member]
Equity [Line Items]
Common stock, shares authorized																	10,000,000
Common stock, shares outstanding																	5,933,700
Common stock, shares issued																	5,933,700
Common stock, par value (in Dollars per share)																	$ 0.001
Issuance of shares																	5,933,700
Share consideration
Aggregate purchase price (in Dollars)																	$ 5,900
Purchase of aggregate shares
Share-based compensation to non-employees
Services expenses (in Dollars)
Repurchase shares
Class B Shares [Member]
Equity [Line Items]
Common stock, par value (in Dollars per share)		$ 0.001
Class A Shares [Member]
Equity [Line Items]
Common stock, par value (in Dollars per share)		$ 0.001
Private Placement [Member]
Equity [Line Items]
Sale of shares					340,909								765,384
Common stock, par value (in Dollars per share)								$ 0.001
Price per share (in Dollars per share)													$ 1.3	$ 1.3
Aggregate amount (in Dollars)													$ 1,000,000	$ 5,600,000	$ 6,900,000
Each one unit shares issued								1

[1]	The shares and per share information are presented on a retroactive basis to reflect the reorganization and reclassification of Class A and Class B ordinary shares (Note 1).
[2]	The shares and per share information are presented on a retroactive basis to reflect the reorganization and reclassification of Class A and Class B ordinary shares (Note 1).
[3]	The amount of Class A Ordinary Shares issued for share-based compensation to non-employees was below 100.